UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street

Omaha, NE 68137

 (Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end:   06/30/2012

Date of reporting period: 03/31/2012

Item 1.

Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

LISTED PRIVATE EQUITY PLUS FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCK (94.47%)

BERMUDA - (3.15%)
Lazard Ltd.	10,000	$ 285,600
		285,600

CANADA - (3.05%)
Onex Corp.	7,500	276,043
		276,043

FRANCE - (11.57%)
Altamir Amboise	24,385	239,671
Eurazeo	7,500	381,576
Wendel SA	5,000	427,085
		1,048,332
GREAT BRITAIN - (16.88%)
3i Group Plc.	90,000	308,044
Graphite Enterprise Trust Plc.	46,754	284,906
Intermediate Capital Group Plc.	75,000	347,270
SVG Capital Plc. *	128,000	589,603
		1,529,823
JAPAN - (2.67%)
Jafco Co. Ltd.	10,000	242,450
		242,450

SWEDEN - (11.06%)
Investment AB Kinnevik	11,500	267,567
Investor AB	17,500	388,119
Ratos AB	25,000	347,149
		1,002,835
UNITED STATES - (46.09%)
Blackrock Kelso Capital Corp.	41,500	407,530
Blackstone Group, LP	34,550	550,727
GSV Capital Corp. * (b)	30,000	561,000
Hercules Technology Growth Capital, Inc.	38,000	421,040
IAC/InterActiveCorp	8,000	392,720
KKR & Co., LP	32,150	476,784
Leucadia National Corp.	13,000	339,300
Main Street Capital Corp. (b)	15,000	369,450
PennantPark Investment Corp.	26,350	274,040
Prospect Capital Corp. (b)	35,000	384,300
		4,176,891

TOTAL COMMON STOCK (Cost $8,124,000)		8,561,974

	Shares	Value
SHORT TERM INVESTMENTS (16.68%)

UNITED STATES - (16.68%)
Fidelity Institutional Money Market Portfolio, Class I, 0.26% ** (a)	1,512,116	$ 1,512,116

TOTAL SHORT TERM INVESTMENTS (Cost $1,512,116)		1,512,116

TOTAL INVESTMENTS (Cost $9,636,116) - 111.15%		$ 10,074,090

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (11.15%)		(1,010,674)

NET ASSETS - 100.00%		$ 9,063,416

* Non-income producing security.
** Rate shown represents the rate at March 31, 2012 is subject to change and resets daily.
(a)	A portion of this security is segregated as collateral for securities on loan at March 31, 2012. Total collateral had a Market Value of $1,168,534 on March 31, 2012.
(b)	Security, or a portion of the security is out on loan at March 31, 2012. Total loaned securities had a market value of $1,133,732 on March 31, 2012.

The industry breakdown of the Fund’s common stock as of March 31, 2012 as a percentage of total net assets is as follows:

Industry Category	Percentage
Closed-end Funds	3.15%
Diversified Finan Services	6.98%
Holding Companies - Diversified	8.46%
Internet	4.33%
Investment Companies	26.90%
Private Equity	44.65%
Total Common Stock	94.47%

Percentages in the above table are based on market value of the Fund's net assets as of March 31, 2012 and are subject to change.

The accompanying notes are an integral part of these financial statements.

LISTED PRIVATE EQUITY PLUS FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

(1)

INVESTMENT VALUATION

The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange(”NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations areavailable are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on whichthe security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the lastcurrent bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bidquotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificatesof deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations ofavailable yields for similar instruments of issuers with similar credit ratings. All these prices are obtained from services, which collect anddisseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotationsreported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations andinformation pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both ofwhich approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided byan independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of anascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which thesecurity is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fairvalue as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant tothe value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fairvalue exists since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value ofsecurities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upontheir current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discountfrom market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchangesor among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fairvalue of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fairvalue measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transactionbetween market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority toquoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - Quoted prices in active markets for identical securities

Level2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, creditrisk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s investments carried at fair value:

		Level 2
	Level 1	(Other Significant
Security Classifications(a)	(Quoted Prices)	Observable Inputs)	Totals
Common Stock (b)	$ 8,561,974	$ -	$8,561,974
Short-Term Investments	-	1,512,116	1,512,116
Total	$ 8,561,974	$ 1,512,116	$10,074,090

(a)As of and during the nine month period ended March 31, 2012, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, no reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is presented.

(b)All common stock held by the Fund are Level 1 securities. For a detailed break-out of common stock by major geographic classification, please refer to the Schedule of Investments.

During the nine month period ended March 31, 2012, there were no transfers between level 1 and level 2 investments.

During the nine month period ended March 31, 2012, no securities were valued using the Trust’s good faith pricing guidelines.

LISTED PRIVATE EQUITY PLUS FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

(2)

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation,and net unrealized appreciation of investments, excluding depreciation on assets and liabilities denominated in foreign currency, at March 31, 2012 were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$9,913,686	$273,320	$ (112,916)	$ 160,404

The difference between book basis and tax-basis net unrealized appreciation at March 31, 2012 is attributable primarily to the taxdeferral of losses on wash sales, differing book/tax treatments of partnership income and differing book/tax treatments of unrealized appreciation on investments in Passive Foreign InvestmentCompanies (“PFIC’s”).

(3)

SECURITY LOANS

The Fund has entered into a securities lending agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc.  The Fund receives compensation in the form of fees, or retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.  If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

(4)

RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements" in GAAP and the International Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund's financial statements.

In December 2011, FASB issued ASU No 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Item 2.

Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.

Exhibits.

(a)

A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)

A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	May 30, 2012

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer
Date:	May 30, 2012